Related Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended																					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Fresenius SE [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] EUR (€)	Dec. 31, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Accounts Receivable with Related Party [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Accounts Receivable with Related Party [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Accounts Payable With Related Party [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Accounts Payable With Related Party [Member] USD ($)	Dec. 31, 2013 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2013 General Partner [Member] Compensation For Risk Exposure [Member] USD ($)	Dec. 31, 2012 General Partner [Member] Compensation For Risk Exposure [Member] USD ($)	Dec. 31, 2011 General Partner [Member] Compensation For Risk Exposure [Member] USD ($)	Dec. 31, 2013 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	31.30%
Amount of transaction					$ 103,577	$ 80,778	$ 75,969	$ 7,550	$ 5,810	$ 6,555	$ 26,976	$ 25,179	$ 25,833	$ 30,062	$ 22,098	$ 20,220	$ 34,201	$ 46,072	$ 52,587					$ 16,327	$ 18,995	$ 13,511	$ 159	$ 94	$ 84	$ 17,700	$ 14,136	$ 24,106
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital	21,076
Due to related parties	123,929	123,350	6,068	4,400																		102,731	82,029
Interest rate			1.563%	1.563%
Accounts receivable from related parties	$ 153,118	$ 137,809																		$ 112,568	$ 120,071